Goodwill Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Msnbccom [Member]	Dec. 31, 2011 Universal Orlando [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2011 NBCUniversal [Member]	Dec. 31, 2012 Cable Communications [Member]	Dec. 31, 2011 Cable Communications [Member]	Dec. 31, 2012 Cable Networks [Member]	Dec. 31, 2010 Cable Networks [Member]	Dec. 31, 2012 Cable Networks [Member] Msnbccom [Member]	Dec. 31, 2012 Cable Networks [Member] Other Acquisitions [Member]	Dec. 31, 2011 Cable Networks [Member] NBCUniversal [Member]	Dec. 31, 2012 Broadcast Television [Member]	Dec. 31, 2010 Broadcast Television [Member]	Dec. 31, 2011 Broadcast Television [Member] Other Acquisitions [Member]	Dec. 31, 2011 Broadcast Television [Member] NBCUniversal [Member]	Dec. 31, 2012 Filmed Entertainment [Member]	Dec. 31, 2011 Filmed Entertainment [Member]	Dec. 31, 2010 Filmed Entertainment [Member]	Dec. 31, 2011 Filmed Entertainment [Member] Other Acquisitions [Member]	Dec. 31, 2012 Theme Parks [Member]	Dec. 31, 2010 Theme Parks [Member]	Dec. 31, 2011 Theme Parks [Member] Universal Orlando [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2012 Corporate and Other [Member]
Goodwill beginning balance	$ 26,874	$ 14,958						$ 12,208	$ 12,207	$ 12,744	$ 2,564				$ 772	$ 0			$ 1	$ 1	$ 0		$ 1,140	$ 0		$ 187	$ 9
Acquisitions			227	1,140	79	8	10,945					227	79	10,180			7	765				1			1,140
Dispositions	(1)	(174)						(1)																		(174)
Adjustments	(194)	(3)						(1)	1	(24)					(11)								(158)			(4)
Goodwill ending balance	$ 26,985	$ 26,874						$ 12,206	$ 12,208	$ 13,026	$ 2,564				$ 761	$ 0			$ 1	$ 1	$ 0		$ 982	$ 0		$ 9	$ 9